REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
REPORTING ENTITY
REPORTING ENTITY

NOTE 1. REPORTING ENTITY

Bancolombia S.A., hereinafter the Parent Company or the Group, is a credit establishment, listed on the Colombia Stock Exchange (BVC), as well as on the New York Stock Exchange (NYSE), since 1981 and 1995, respectively. The Parent Company's main location is in Medellin (Colombia), main address Carrera 48 # 26-85, Avenida Los Industriales, was originally constituted under the name Banco Industrial Colombiano (BIC) according to public deed number 388, date January 24, 1945, from the First Notary's Office of Medellin, authorized by the Superintendence of Finance of Colombia (“SFC”). On April 3, 1998, by means of public deed No. 633, BIC merged with Bank of Colombia S.A., and the resulting organization of that merger was named Bancolombia S.A.

Bancolombia S.A.’s business purpose is to carry out all operations, transactions, acts and services inherent to the banking business through banking establishments that carry its name and according to all applicable legislation. The Parent Company may own interests in other corporations, wherever authorized by law, according to all terms and requirements, limits or conditions established therein.

The duration of the Parent Company contemplated in the bylaws is until December 8, 2044, but it can be dissolved or renewed before the conclusion of that period. The operating license was authorized definitively by the SFC according to Resolution number 3140 on September 24, 1993.

Through public deed number 1,124 of September 30, 2016, from the fourthteenth Notary’s Office of Medellin, duly registered in the Camara de Comercio de Medellín, a merger was completed between the Parent Company (absorbing entity) and Leasing Bancolombia S.A. (absorbed entity). As a result of the merger, the Parent Company became the holder of all the rights and obligations of Leasing Bancolombia S.A. and continues to offer its clients the portfolio of leasing products and services under the brand "Leasing Bancolombia, una marca Bancolombia".

In March 2019, the subsidiaries Renting Colombia S.A.S and Inversiones CFNS S.A.S. closed the sale to Arval Relsa of 100% of the shares of Arrendamiento Operativo CIB S.A.C. – Renting Perú, an operational leasing company incorporated and with operations in Peru, and in July 2019 the Bank’s subsidiaries Fiduciaria Bancolombia and Banca de Inversion Bancolombia closed the sale to TMF Group Americas B.V. of 100% of the shares of FiduPeru S.A, a trust services company incorporated and with operations in Peru.

On September 29, 2020, the Bank acquired an additional 40% of the shareholdings of Grupo Agromercantil Holding (GAH), a  company that owns the financial conglomerate Agromercantil of Guatemala, integrated among others, by Banco Agromercantil of Guatemala (BAM). The purchase price paid to the seller, BFC BAM Financial Corporation, was USD 289,144,606 (COP 1,117,680) *.

The effect on shareholders' equity is as follows:

Consideration paid to non-controlling interests	1,117,680
Carrying amount of non-controlling interests acquired	913,193	*
Excess of consideration paid recognized in the transactions with non-controlling interests reserve within equity	204,487	*

*Amounts in millions of COP

The Parent Company and its subsidiaries include the following operating segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment banking, Brokerage, International Banking and Others. The activities carried out by each operating segment of the Bank are described in Note 3 Operating segments.

The Bank through its subsidiaries has banking, operational and international presence in Puerto Rico, Panama, Guatemala, Barbados and El Salvador. On October 5th, 2020, the Board of Directors of Bancolombia Panamá (Parent Company of Bancolombia Cayman) decided to wind-down the business and operations of its subsidiary in Cayman. This decision was mainly based on the Bank’s current financial strategy, seeking greater efficiencies and delivering a better value proposition to clients in its international operations. The wind-down is expected to be completed before the end of the year 2021. As a result of this process, Bancolombia Panama will become the holder of all the rights and obligations of Bancolombia Cayman and continue to offer its clients the portfolio of credit cards and related services.

As of December 31, 2020, the subsidiary Bancolombia Cayman recognized in its statement of financial position the assets and liabilities at their carrying value, including the credit card portfolio loans amounting to COP 6,539, debt investments amounting to COP 241,154, cash and cash equivalents amounting to COP 170,454 and other assets amounting to COP 622, and also including the liabilities in deposits from customers amounting to COP 299,253 and other liabilities amounting to COP 4,411. As of December 31, 2020, no guarantees, pledges or commitments have been given or received in respect of the aforementioned transaction between Parent Company (Panamá) and subsidiary (Cayman).

As of December 31, 2020, the Bank has 30,633 employees, and operates through 951 offices, 18,631 banking correspondents and 6,124 ATMs.